UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21275
                                                     ---------


                           TURNAROUND INVESTMENT TRUST
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


 Julian G. Winters, 116 S. Franklin Street, P.O. Box 69, Rocky Mount, NC  27802
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                  Date of fiscal year end: Last Day of February
                                           --------------------


                    Date of reporting period: August 31, 2005
                                              ---------------

Item 1.  REPORTS TO STOCKHOLDERS.


________________________________________________________________________________


                             THE TURNAROUND FUND(TM)

________________________________________________________________________________

                   a series of the Turnaround Investment Trust




                               Semi-Annual Report
                                   (Unaudited)



                      FOR THE PERIOD ENDED AUGUST 31, 2005




                               INVESTMENT ADVISER
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015


                               THE TURNAROUND FUND
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015
                                 1-800-773-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                            116 South Franklin Street
                        Rocky Mount, North Carolina 27804
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of The Turnaround Fund(TM) (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. The Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, small company risk, portfolio turnover risk, non-diversified fund risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                        Beginning             Ending
                      Account Value        Account Value         Expenses Paid
Expense Example       March 1, 2005       August 31, 2005        During Period*
--------------------------------------------------------------------------------
Actual                  $1,000.00            $998.00                  $8.81
--------------------------------------------------------------------------------
Hypothetical
  (5% return
  before expenses)      $1,000.00           $1,016.38                 $8.89
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

THE TURNAROUND FUND (TM)

Schedule of Investments
(Unaudited)

As of August 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                       Shares         (Note 1)                                              Shares        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 85.98%                                               Toys/Games/Hobbies - 3.52%
                                                                        Hasbro, Inc.                        20,000     $    414,000
Banks - 15.77%                                                                                                         ------------
   Commerce Bancorp, Inc.              55,000      $  1,854,600
                                                   ------------      Total Common Stocks (Cost $9,373,627)               10,114,280
                                                                                                                       ------------
Beverages - 3.27%                                                    INVESTMENT COMPANIES - 8.97%
   Molson Coors Brewing Company         6,000           384,660
                                                   ------------         Evergreen Institutional US Government Money
                                                                           Market Fund                     527,511          527,511
Diversified Financial Services - 4.13%                                  Evergreen Institutional Money
u  Doral Financial Corp.               34,000           487,560            Market Fund                     527,512          527,512
                                                   ------------
                                                                     Total Investment Companies -
Entertainment - 4.87%                                                      (Cost $1,055,023)                              1,055,023
*  DreamWorks Animation                                                                                                ------------
        SKG, Inc.                      22,000           572,440
                                                   ------------      Total Investments (Cost $10,428,650) - 94.95%     $ 11,169,303
                                                                     Other Assets less Liabilities- 5.05%                   594,194
Food - 3.60%                                                                                                           ------------
*  Wild Oats Markets, Inc.             35,000           423,150
                                                   ------------      Net Assets - 100.00%                              $ 11,763,497
                                                                                                                       ============
Forest Products & Paper - 2.06%
   Neenah Paper, Inc.                   8,000           242,400      *  Non-income producing investment.
                                                   ------------      u  American Depositary Receipts (ADR's).

Internet - 9.16%
*  1-800-FLOWERS.COM Inc.             155,000         1,077,250      Summary of Investments by Industry
                                                   ------------
                                                                                                       % of Net
Miscellaneous Manufacturing - 4.14%                                  Industry                           Assets             Value
   Eastman Kodak Company               20,000           487,400      ---------------------------------------------------------------
                                                   ------------      Banks                              15.77%        $  1,854,600
                                                                     Beverages                           3.27%             384,660
Real Estate - 4.35%                                                  Diversified Financial Services      4.13%             487,560
*  Tejon Ranch, Co.                    10,000           511,600      Entertainment                       4.87%             572,440
                                                   ------------      Food                                3.60%             423,150
                                                                     Forest Products & Paper             2.06%             242,400
Retail - Automobile - 13.54%                                         Internet                            9.16%           1,077,250
*  Carmax, Inc.                        50,000         1,593,000      Investment Companies                8.97%           1,055,023
                                                   ------------      Miscellaneous Manufacturing         4.14%             487,400
                                                                     Real Estate                         4.35%             511,600
Retail - Discount - 4.59%                                            Retail - Automobile                13.54%           1,593,000
   Wal-Mart Stores, Inc.               12,000           539,520      Retail - Discount                   4.59%             539,520
                                                   ------------      Retail - Home Furnishings           2.65%             311,250
                                                                     Retail - Video Rental              10.33%           1,215,450
Retail - Home Furnishings - 2.65%                                    Toys/Games/Hobbies                  3.52%             414,000
   Pier 1 Imports, Inc.                25,000           311,250      ---------------------------------------------------------------
                                                   ------------      Total                              94.95%        $ 11,169,303

Retail - Video Rental - 10.33%
   Blockbuster Inc.                   185,000         1,215,450
                                                   ------------


See Notes to Financial Statements

THE TURNAROUND FUND (TM)

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2005
--------------------------------------------------------------------------------
Assets:
    Investments, at value (cost $10,428,650)                       $ 11,169,303
    Cash                                                                582,987
    Receivables:
      Fund shares sold                                                   23,435
      Income                                                              9,532
    Prepaid expenses                                                      7,079
                                                                   ------------
    Total assets                                                     11,792,336

Liabilities:
    Payables:
      Fund shares repurchased                                            10,400
      Accrued expenses                                                   18,439
                                                                   ------------
    Total liabilities                                                    28,839

Net Assets                                                         $ 11,763,497
                                                                   ============
Net Assets Consist of:
    Capital (par value and paid in surplus)                        $  9,733,460
    Accumulated net investment loss                                     (43,336)
    Undistributed net realized gain on investments                    1,332,720
    Net unrealized appreciation on investments                          740,653
                                                                   ------------
    Total Net Assets                                               $ 11,763,497
                                                                   ============
    Shares Outstanding, $0.001 per share par value
      (unlimited authorized shares)                                     794,198
    Net Asset Value, Offering Price and Redemption
      Price Per Share                                              $      14.81







See Notes to Financial Statements

THE TURNAROUND FUND (TM)

Statement of Operations
(Unaudited)

For the period ended August 31, 2005
--------------------------------------------------------------------------------

Investment Income:
    Dividends                                                      $     66,784
                                                                   ------------
    Total Income                                                         66,784

Expenses:
    Advisory fees (note 2)                                               62,786
    Administration fees (note 2)                                         10,988
    Shareholder recordkeeping fees (note 2)                              10,500
    Registration and filing administration fees (note 2)                  4,061
    Fund accounting fees (note 2)                                        14,129
    Compliance service fees (note 2)                                      3,906
    Custody fees (note 2)                                                 3,574
    Other accounting fees (note 2)                                        1,012
    Legal fees                                                            8,571
    Audit and tax preparation fees                                        6,806
    Registration and filing expenses                                     15,123
    Shareholder servicing expenses                                        2,773
    Printing expenses                                                     2,521
    Trustee fees and meeting expenses                                     4,537
    Securities pricing fees                                               1,008
    Other operating expenses                                              5,042
                                                                   ------------
    Total Expenses                                                      157,337

    Advisory fees waived (note 2)                                       (47,217)
                                                                   ------------
    Net Expenses                                                        110,120

Net Investment Loss                                                     (43,336)
                                                                   ============
Net Realized and Unrealized Loss on Investments

    Net realized gain from investment transactions                    1,278,878
    Change in unrealized appreciation on investments                 (1,318,059)

Net Realized and Unrealized Loss on Investments                         (39,181)

Net Decrease in Net Assets Resulting from Operations               $    (82,517)



See Notes to Financial Statements

THE TURNAROUND FUND (TM)

Statements of Changes in Net Assets

                                                                                            August 31,              February 28,
For the period and fiscal year ended                                                         2005 (a)                   2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
    Net investment (loss) income                                                          $   (43,336)              $    99,561
    Net realized gain from investment transactions                                          1,278,878                    55,879
    Change in unrealized appreciation on investments                                       (1,318,059)                  397,785
                                                                                          -----------               -----------
Net (Decrease) Increase in Net Assets Resulting from Operations                               (82,517)                  553,225

Distributions to Shareholders: (note 4)
    Net investment income                                                                           -                   (99,561)
    Distribution in excess of net investment income                                                 -                    (4,281)
    Net realized gain from investment transactions                                                  -                  (103,361)
                                                                                          -----------               -----------
Decrease in Net Assets Resulting from Distributions                                                 -                  (207,203)

Capital Share Transactions: (note 5)
    Shares sold                                                                             1,266,658                 4,880,303
    Shares issued for reinvestment of distributions                                                 -                   205,657
    Shares repurchased                                                                     (3,012,270)               (5,252,586)
                                                                                          -----------               -----------
Decrease from Capital Share Transactions                                                   (1,745,612)                 (166,626)

Net (Decrease) Increase in Net Assets                                                      (1,828,129)                  179,396
                                                                                          ===========               ===========
Net Assets:
    Beginning of period                                                                    13,591,626                13,412,230
    End of period                                                                         $11,763,497               $13,591,626

Accumulated net investment loss                                                           $   (43,336)              $         -



(a) Unaudited.





See Notes to Financial Statements

THE TURNAROUND FUND (TM)

Financial Highlights

For a share outstanding during the                                      August 31,           February 28,         February 29,
period and fiscal years ended                                            2005 (a)                2005                2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                  $      14.84          $      14.39          $      10.00

(Loss) Income from Investment Operations
    Net investment (loss) income                                             (0.05)                 0.11                 (0.04)
    Net realized and unrealized gain on securities                            0.02                  0.56                  4.62
                                                                      ------------          ------------          ------------
Total from Investment Operations                                             (0.03)                 0.67                  4.58

Less Distributions:
    Dividends (from net investment income)                                       -                 (0.11)                    -
    Distribution in excess of net investment income                              -                  0.00 (c)                 -
    Distributions (from capital gains)                                           -                 (0.11)                (0.19)
                                                                      ------------          ------------          ------------
Total Distributions                                                              -                 (0.22)                (0.19)

Net Asset Value, End of Period                                        $      14.81          $      14.84          $      14.39
                                                                      ============          ============          ============
Total return                                                                 (0.20)%                4.71 %               45.90 %

Net Assets, End of Period (in thousands)                              $     11,763          $     13,592          $     13,412

Average Net Assets for the Period (in thousands)                      $     12,455          $     13,568          $      5,450

Ratios of:
Gross Expenses to Average Net Assets                                          2.50 %(d)             2.45 %                4.42 %(d)
Net Expenses to Average Net Assets                                            1.75 %(d)             1.75 %                1.75 %(d)
Net Investment (Loss) Income to Average Net Assets                           (0.69)%(d)             0.73 %               (0.69)%(d)

Portfolio turnover rate                                                      37.79 %              108.24 %               31.71 %



(a) Unaudited.
(b) For the period from April 9, 2003 (Date of Initial Public Investment) through February 29, 2004.
(c) Actual amount is less than $0.01 per share.
(d) Annualized.







See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1.   Organization    and   Significant    the Trust is informed of the  dividend
     Accounting Policies                  if  such   information   is   obtained
                                          subsequent  to the  ex-dividend  date.
The  Turnaround  Fund(TM) (the "Fund")    Interest  income  is  recorded  on the
is a series fund.  The Fund is part of    accrual     basis     and     includes
the Turnaround  Investment  Trust (the    amortization    of    discounts    and
"Trust"),  which  was  organized  as a    premiums.   Gains   and   losses   are
Delaware   Statutory   Trust   and  is    determined  on  the  identified   cost
registered    under   the   Investment    basis,  which is the same  basis  used
Company Act of 1940 (the "1940  Act"),    for federal income tax purposes.
as   amended,    as   an    open-ended
management   investment  company.  The    Expenses
Fund is classified as a The Fund bears expenses incurred non-diversified series of shares as specifically on its behalf as well as
defined in the 1940 Act.                  a portion of general  expenses,  which
                                          are  allocated  according  to  methods
The  Turnaround   Fund(TM)   commenced    approved annually by the Trustees.
operations  on  April  9,  2003.   The
investment objective of the Fund is to    Dividend Distributions
provide long-term growth of capital The Fund may declare and distribute through investments in equity dividends from net investment income securities, consisting primarily of (if any) quarterly. Distributions from common and preferred stocks and capital gains (if any) are also securities convertible into common generally declared and distributed
stocks.                                   annually.

The following accounting policies have    Estimates
been consistently followed by the Fund The preparation of financial and are in conformity with accounting statements in conformity with principles generally accepted in the accounting principles generally United States of America in the accepted in the United States of
investment company industry.              America  requires  management  to make
                                          estimates and assumptions  that affect
Investment Valuation                      the  amount  of  assets,  liabilities,
The Fund's investments in securities expenses and revenues reported in the are carried at value. Securities financial statements. Actual results
listed on an  exchange  or quoted on a    could differ from those estimates.
national  market  system are valued at
the last  sales  price as of 4:00 p.m.    Federal Income Taxes
Eastern Time. Other securities traded No provision for income taxes is in the over-the-counter market and included in the accompanying financial listed securities for which no sale statements, as the Fund intends to was reported on that date are valued distribute to shareholders all taxable at the most recent bid price. investment income and realized gains Securities and assets for which and otherwise comply with Subchapter M representative market quotations are of the Internal Revenue Code
not readily  available  (e.g.,  if the    applicable  to  regulated   investment
exchange   on  which   the   portfolio    companies.
security is principally  traded closes
early or if trading of the  particular    Indemnifications
portfolio security is halted during Under the Fund's organizational the day and does not resume prior to documents, its officers and Trustees the Fund's net asset value are indemnified against certain calculation) or which cannot be liabilities arising out of the
accurately  valued  using  the  Fund's    performance  of  their  duties  to the
normal  pricing  procedures are valued    Fund.  In  addition,   in  the  normal
at fair value as determined in good course of business, the Fund enters faith under policies approved by the into contracts with its vendors and Trustees. A portfolio security's "fair others that provide for general value" price may differ from the price indemnifications. The Fund's maximum next available for that portfolio exposure under these arrangements is security using the Fund's normal unknown, as this would involve future pricing procedures. Investment claims that may be made against the
companies  are  valued  at  net  asset    Fund.  The  Fund  expects  the risk of
value.  Instruments with maturities of    loss to be remote.
60  days  or  less   are   valued   at
amortized  cost,  which   approximates    2.   Agreements
market value.
                                          Adviser
Investment Transactions and Investment    The Fund pays a monthly  advisory  fee
Income                                    to  Alsin  Capital  Management,  Inc.,
Investment transactions are accounted (the "Adviser") based upon the average for as of the date purchased or sold daily net assets of the Fund and
(trade date). Dividend income is calculated at an annual rate. The recorded on the ex-dividend date. Adviser has entered into a contractual Certain dividends from foreign agreement ("Expense Limitation securities will be recorded as soon as

                                                                     (Continued)

THE TURNAROUND FUND(TM)

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Agreement")  with the Fund under which    Compliance Services
it has agreed to waive or reduce its The Nottingham Compliance Services, fees and to assume other expenses of LLC, a fully owned affiliate of The the Fund, if necessary, in amounts Nottingham Company, provides services that limit the Fund's total operating which assists the Trust's Chief expenses (exclusive of interest, Compliance Officer in monitoring and taxes, brokerage fees and commissions, testing the policies and procedures of extraordinary expenses, and payments, the Trust in conjunction with
if any,  under a Rule  12b-1  Plan) to    requirements  under  Rule 38a-1 of the
not more than a specified percentage Investment Company Act of 1940. It of the average daily net assets of the receives compensation for this service
Fund  for  the  current  period  ended    at an annual rate of $7,750.
August 31, 2005.
                                          Transfer Agent
The advisor fee annual rate, expense North Carolina Shareholder Services, limitation percentage, and the LLC ("Transfer Agent") serves as Advisory fees waived for the current transfer, dividend paying, and
period are  included  in the  schedule    shareholder  servicing  agent  for the
below.                                    Fund. It receives compensation for its
                                          services   based   upon   a  $15   per
----------- -------------- -----------    shareholder  per  year,  subject  to a
  Advisor      Expense       Advisor      minimum  fee of $1,750 per  month,  if
   Fees       Limitation      Fees        any.
   Rate         Ratio        Waived
----------- -------------- -----------    Distributor
   1.00%        1.75%       $ 47,217      Capital  Investment  Group,  Inc. (the
----------- -------------- -----------    "Distributor")  serves  as the  Fund's
                                          principal underwriter and distributor.
Administrator                             The  Distributor  receives  $5,000 per
The Fund pays a monthly administration year paid in monthly installments for fee to The Nottingham Company ("the services provided and expenses
Administrator)  based upon the average    assumed.
daily  net  assets  of  the  Fund  and
calculated at the annual rates as Certain Trustees and officers of the shown in the schedule provided below Trust are also officers of the
which  is  subject  to  a  minimum  of    Advisor,   the   Distributor   or  the
$2,000  per month.  The  Administrator    Administrator.
also receives a fee to procure and pay
the   fund's   custodian,   additional
compensation  for fund  accounting and
recordkeeping   services,   additional
compensation    for   certain    costs
involved  with the daily  valuation of
securities  and as  reimbursement  for
out-of-pocket expenses. A breakdown of
these is provided below.


------------------------------------ --------------------------------- --------------- ---------------------------- ----------------
                                                                           Fund         Fund Accounting Asset
        Administration Fees*                Custody Fees*               Accounting           Based Fees                Blue Sky
  Average Net             Annual      Average Net           Annual         Fees        Average Net       Annual      Administration
    Assets                 Rate         Assets               Rate       (monthly)         Assets          Rate       Fees (annual)
----------------------- ---------- ---------------------- ---------- --------------- ---------------- ------------ ----------------
   First $50 million      0.175%     First $100 million      0.02%        $2,250        All Assets        0.01%     $150 per state
   Next  $50 million      0.150%     Over $100 million      0.009%
   Next  $50 million      0.125%
   Next  $50 million      0.100%
   Over  $200 million     0.075%
----------------------- ---------- ---------------------- ---------- --------------- ---------------- ------------ ----------------

*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.

3.   Purchases and Sales of Investment
     Securities

For the period  ended August 31, 2005,    There were no  long-term  purchases or
the aggregate cost of purchases and sales of U.S Government Obligations proceeds from sales of investment during the period ended August 31,
securities    (excluding    short-term    2005.
securities) were as follows:
                                          4.   Federal Income Tax
------------- ------------------------
Purchases of   Proceeds from Sales of     The tax components of capital shown on
 Securities           Securities          the following  tables  represent:  (1)
------------- ------------------------    distribution requirements the Fund
 $4,573,377         $7,888,781
------------- ------------------------
                                                                     (Continued)

THE TURNAROUND FUND(TM)

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

must  satisfy  under  the  income  tax   The    amount   of    dividends    and
regulations, (2) losses or deductions distributions from net investment the Fund may be able to offset against income and net realized capital gains income and gains realized in future are determined in accordance with years, and (3) unrealized appreciation federal income tax regulations which or depreciation of investments for may differ from generally accepted
federal  income  tax  purposes  as  of   accounting      principles.      These
February 28, 2005.                       differences   are  due  to   differing
                                         treatments   for  items  such  as  net
Other book to tax  differences  in the   short-term  gains,  deferral  of  wash
current  period  primarily  consist of   sale    losses,    foreign    currency
capital  loss  deferrals on wash sales   transactions,  net  investment  losses
noted in Table 1.                        and   capital   loss   carry-forwards.
                                         Permanent   differences  such  as  tax
The aggregate cost of investments and returns of capital and net investment the composition of unrealized losses, if any, would be reclassified appreciation and depreciation of against capital. There were investment securities for federal distributions of net investment income income tax purposes as of August 31, for $103,848 and net realized capital 2005 are noted below in Table 2. The gains for $103,355 during the fiscal primary difference between book and year ended February 28, 2005. There tax appreciation or depreciation of were no dividends or distributions of investments is wash sale loss net investment income or net realized
deferrals.                               capital  gains  issued  for the period
                                         ended August 31, 2005.

Table 1

------------------------------------------------------------------------------------------------------------------------------------
  Undistributed Ordinary      Undistributed Long-Term      Accumulated Capital       Other Book to Tax       Net Tax Appreciation/
          Income                       Gains                     Losses                 Differences              (Depreciation)
--------------------------- --------------------------- ------------------------ ------------------------ --------------------------
            $0                        $56,655                      $0                     $4,281                   $2,055,899
--------------------------- --------------------------- ------------------------ ------------------------ --------------------------
Capital loss carry-forwards subject to annual limitations.

Table 2
------------------------------------------------------------------------------------------------------------------------------------
         Federal Tax Cost             Aggregate Gross Unrealized Appreciation           Aggregate Gross Unrealized Depreciation
---------------------------------- ---------------------------------------------- --------------------------------------------------
           $10,553,723                             $1,497,110                                             $881,530
---------------------------------- ---------------------------------------------- --------------------------------------------------

5.   Capital Share Transactions


--------------------------------------------------------- ------------------------------------ -------------------------------------
For the period and fiscal year ended:                                  August 31,                           February 28,
                                                                        2005 (a)                                2005
--------------------------------------------------------- ------------------------------------ -------------------------------------
Transactions in Fund Shares
     Shares sold                                                         87,733                               351,723
     Reinvested distributions                                                 0                                14,482
     Shares repurchased                                                (209,332)                             (382,431)
Net Decrease in Capital Share Transactions                             (121,599)                              (16,226)
Shares Outstanding, Beginning of Period                                 915,797                               932,023
Shares Outstanding, End of Period                                       794,198                               915,797
--------------------------------------------------------- ------------------------------------ -------------------------------------
(a) Unaudited

6.   Changes      in      Registrant's
     Certifying Accountant

On March 21,  2005,  Deloitte & Touche    modified  as  to  uncertainty,   audit
LLP  was  removed  as the  independent    scope, or accounting principles.
registered  public accounting firm for
the Trust. Deloitte & Touche LLP was The decision to remove Deloitte & previously engaged as the independent Touche LLP was approved by the Trust's
registered  public  accounting firm to    Audit  Committee  and  ratified by the
audit the Fund's financial statements.    Board of Trustees.

Deloitte & Touche LLP issued reports At no time preceding the removal of on the Fund's financial statements as Deloitte & Touche LLP were there any of February 29, 2005 and February 29, disagreements with Deloitte & Touche
2004. Such reports did not contain an LLP on any matter of accounting adverse opinion or a disclaimer of principles or practices, financial
opinion,  nor were they  qualified  or    statement disclosure, or auditing

                                                                     (Continued)

THE TURNAROUND FUND(TM)

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

scope     or     procedure,      which    March 21, 2005.  At no time  preceding
disagreements, if not resolved to the the engagement of Briggs Bunting & satisfaction of Deloitte & Touche LLP, Dougherty, LLP did the Funds consult would have caused it to make reference Briggs Bunting & Dougherty, LLP to the subject matter of the regarding either (i) the application
disagreements  in connection  with its    of   accounting    principles   to   a
report. At no time preceding the specified transaction, either removal of Deloitte & Touche LLP did completed or proposed, or the type of
any  of  the  events   enumerated   in    audit  opinion  that might be rendered
paragraphs  (1)(v)(A)  through  (D) of    on the Funds' financial statements, or
Item 304(a) of Regulation S-K occur.      (ii) any  matter  that was  either the
                                          subject   of  a   disagreement   or  a
The  Trust  engaged  Briggs  Bunting &    reportable  event,  as such  terms are
Dougherty, LLP as its new independent defined in Item 304 of Regulation S-K. registered public accounting firm on















                                                                     (Continued)

THE TURNAROUND FUND(TM)

Additional Information (Unaudited)
--------------------------------------------------------------------------------

1.   Approval of  Advisory  Agreements
     During the Period

The Adviser supervises the Fund's Advisor, and serve the Trust without investments pursuant to an Investment additional compensation. After
Advisory Agreement ("Advisory reviewing the foregoing information Agreement"). During the Fund's most and further information in the Adviser recent fiscal half-year, the Advisory Memorandum (e.g., descriptions of the Agreement came up for renewal. The Advisor's business and the Advisor's Trust's Board of Trustees unanimously Form ADV), the Board concluded that approved the renewal of the Advisory the quality, extent, and nature of the Agreement for another year at a Board services provided by the Adviser were
Meeting on March 21, 2005.                satisfactory   and  adequate  for  the
                                          Fund.
In  considering  whether  to renew the
Advisory Agreement, the Board reviewed In considering the investment and considered such information as the performance of the Fund and the
Board  deemed  reasonably   necessary,    Advisor,   the  Board   compared   the
including   the   following   material    performance   of  the  Fund  with  the
factors: (i) the nature, extent, and performance of benchmark indices, quality of the services to be provided comparable funds managed by other by the Adviser to the Fund; (ii) the advisors and comparable peer group investment performance of the Fund and indices. The Board also considered the the Advisor; (iii) the costs of the consistency of the Advisor's services to be provided and profits to management of the Fund with the Fund's be realized by the Adviser and its investment objective and policies. affiliates from the relationship with Following further discussion of the the Fund, including any benefits short and long-term investment derived or to be derived by the performance of the Fund, the Advisor's Adviser from the relationship with the experience managing the Fund and Fund; and (iv) the extent to which separate accounts, and other factors, economics of scale would be realized the Board concluded that the as the Fund grows and whether advisory investment performance of the Fund and
fee levels reflect these  economies of    Adviser was satisfactory.
scale for the  benefits  of the Fund's
investors.                                In   considering   the  costs  of  the
                                          services to be provided and profits to
To aid it in its review, the Board be realized by the Adviser and its reviewed various informational affiliates from the relationship with materials including, without the Fund, the Board considered the limitation, copies of the Advisory Advisor's staffing, personnel, and Agreement and Expense Limitation methods of operating; the financial Agreement for the Fund; a memorandum condition of the Adviser and the level from the Adviser to the Board of commitment to the Fund and the including information about the Adviser by the principals of the Advisor, its business, its finances, Advisor; the asset levels of the Fund; its personnel, its services to the the Advisor's payment of startup costs Fund, and comparative expense ratio for the Fund; and the overall expenses
information  for  other  mutual  funds    of the Fund,  including  certain  past
with a strategy similar to the Fund fee waivers and reimbursements by the (the "Adviser Memo"); and a memorandum Adviser on behalf of the Fund. The from Kilpatrick Stockton LLP (counsel Board reviewed the Fund's Expense to the Trust) to the Board regarding Limitation Agreement with the Advisor, considerations relevant to a review of and noted that the Adviser is likely investment advisory contracts by to continue waiving a portion of its
investment company trustees.              management  fees for a period  of time
                                          based on current  asset  levels of the
In considering the nature, extent, and Fund. The Board also considered quality of the services provided by potential benefits for the Adviser in the Advisor, the Board considered the managing the Fund, including promotion responsibilities the Adviser would of the Advisor's name, the ability for have under the Advisory Agreement. The the Adviser to place small accounts Board reviewed the services being into the Fund, and the potential for provided by the Adviser to the Fund the Adviser to generate soft dollars including, without limitation, its from Fund trades that may benefit the investment advisory services since the Advisor's clients other than the Fund. Fund's inception, its efforts during The Board then compared the fees and the Fund's start-up phase, its expenses of the Fund (including the coordination of services for the Fund management fee) to other funds among the Fund's service providers, comparable to the Fund in terms of the and its efforts to promote the Fund type of fund, the style of investment and assist in its distribution. The management, the size of fund and the
Board  also  noted  that  the  Trust's    nature of the investment  strategy and
chief  compliance  officer,  principal    markets   invested   in,  among  other
executive officer, and principal factors. The Board determined that the financial officer are employees of the Fund's expense ratio and management

                                                                     (Continued)

THE TURNAROUND FUND(TM)

Additional Information (Unaudited)
--------------------------------------------------------------------------------

fees  were  lower  than  some of these    majority  of the  Trust's  independent
comparable   funds  and  higher   than    trustees,  approved the renewal of the
others.  Following this comparison and    Advisory Agreement.
upon   further    consideration    and
discussion of the foregoing, the Board    2.   Proxy Voting  Policies and Voting
concluded  that the fees to be paid to         Record
the  Adviser by the Fund were fair and
reasonable.                               A copy of the Trust's Proxy Voting and
                                          Disclosure  Policy  and the  Advisor's
In considering the extent to which Proxy Voting and Disclosure Policy are economies of scale would be realized included as Appendix B to the Fund's as the Fund grows and whether the Statement of Additional Information advisory fee levels reflect these and is available, without charge, upon economies of scale for the benefits of request, by calling 1-800-773-3863. the Fund's investors, the Board Information regarding how the Fund considered that the Fund's fee voted proxies relating to portfolio arrangements with the Adviser involve securities during the most recent both the management fee and the 12-month period ended June 30 will be
Expense  Limitation   Agreement.   The    available  (1)  without  charge,  upon
Board determined that, while the request, by calling the Fund at the management fee would remain the same number above and (2) on the SEC's
at all  asset  levels,  the  Fund  has    website at http://www.sec.gov.
experienced  benefits from the Expense
Limitation    Agreement,    and   will    3.   Quarterly Portfolio Holdings
continue  to do so  until  the  Fund's
assets  grow  to  a  level  where  the    The Fund files its  complete  schedule
Adviser begins receiving its full of portfolio holdings with the SEC for fees. Thereafter, the Board noted that the first and third quarters of each the Fund would continue to benefit fiscal year on Form N-Q. The Fund's from economies of scale under its Forms N-Q are available on the SEC's agreements with service providers website at http://www.sec.gov. You may
other  than  the  Advisor.   Following    review  and make  copies  at the SEC's
further discussion of the Fund's asset Public Reference Room in Washington, levels, expectations for growth and D.C. You may also obtain copies after levels of fees, the Board determined paying a duplicating fee by writing that the Fund's fee arrangements with the SEC's Public Reference Section, the Adviser continued to provide Washington, D.C. 20549-0102 or by
benefits     through    the    Expense    electronic          request         to
Limitation  Agreement and that, at the    publicinfo@sec.gov,  or  is  available
Fund's  current  and  projected  asset    without  charge,   upon  request,   by
levels for the next year, the Fund's calling the Fund at 1-800-773-3863. arrangements with the Adviser were Information on the operation of the
fair and reasonable                       Public  Reference Room may be obtained
                                          by calling the SEC at 202-942-8090.
Based   upon  all  of  the   foregoing
considerations, the Board, including a

________________________________________________________________________________


                             THE TURNAROUND FUND(TM)

________________________________________________________________________________

                   a series of the Turnaround Investment Trust

















                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Item 2. CODE OF ETHICS.

     Not applicable.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

     None.


Item 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust


By: (Signature and Title)        /s/ Arne T. Alsin
                                 ________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: October 14, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)       /s/ Arne T. Alsin
                                 ________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: October 14, 2005





By:  (Signature and Title)       /s/ Glenn D. Surowiec
                                 ________________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: October 17, 2005